UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

 (Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

 (Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

 (Name and Address of Agent for Service)

David D. Basten

 President

American Pension Investors Trust

 106 Annjo Court, Suite A

 Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

 Sullivan & Worcester LLP

1666 K Street, NW

 Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

Yorktown Growth Fund

Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Growth Fund - Class A (AFGGX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-AFGGX

Yorktown Growth Fund

Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$103	2.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Growth Fund - Class L (APITX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APITX

Yorktown Growth Fund

Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.07%

Fund Statistics

Net Assets	$92,494,998
Number of Portfolio Holdings	179
Advisory Fee (net of waivers)	$297,274
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.8%
Utilities	1.5%
Real Estate	1.6%
Communications	2.6%
Consumer Staples	3.3%
Materials	4.1%
Health Care	6.6%
Consumer Discretionary	10.9%
Financials	15.6%
Technology	25.8%
Industrials	26.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Growth Fund - Institutional Class (APGRX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APGRX

Yorktown Multi-Sector Bond Fund

Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Multi-Sector Bond Fund - Class A (APIUX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APIUX

Yorktown Multi-Sector Bond Fund

Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Multi-Sector Bond Fund - Class C (AFFCX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-AFFCX

Yorktown Multi-Sector Bond Fund

Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$82	1.64%

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Multi-Sector Bond Fund - Class L (AFFIX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-AFFIX

Yorktown Multi-Sector Bond Fund

Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.65%

Fund Statistics

Net Assets	$353,325,970
Number of Portfolio Holdings	314
Advisory Fee	$705,190
Portfolio Turnover	23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Loan Obligations	4.5%
Corporate Bonds	54.9%
Exchange-Traded Funds	1.9%
U.S. Government & Agencies	33.3%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Multi-Sector Bond Fund - Institutional Class (APIIX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APIIX

Yorktown Short Term Bond Fund

Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

What did the Fund invest in?

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Asset Weighting (% of total investments)

U.S. Government & Agencies
47.6%
Corporate Bonds
41.3%
Collateralized Loan Obligations
4.1%
Asset Backed Securities
7.0%

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Short Term Bond Fund - Class A (APIMX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APIMX

Yorktown Short Term Bond Fund

Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$72	1.44%

What did the Fund invest in?

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Short Term Bond Fund - Class L (AFMMX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-AFMMX

Yorktown Short Term Bond Fund

Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.79%

What did the Fund invest in?

Fund Statistics

Net Assets	$182,247,892
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$456,122
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Corporate Bonds	41.3%
U.S. Government & Agencies	47.6%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Short Term Bond Fund - Institutional Class (APIBX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-APIBX

Yorktown Small Cap Fund

Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Small Cap Fund - Class A (YOVAX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-YOVAX

Yorktown Small Cap Fund

Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$118	2.36%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Small Cap Fund - Class L (YOVLX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-YOVLX

Yorktown Small Cap Fund

Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.35%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Energy	1.7%
Communications	1.7%
Materials	4.2%
Health Care	7.2%
Consumer Staples	8.4%
Consumer Discretionary	15.2%
Industrials	17.7%
Financials	21.5%
Technology	22.8%

Fund Statistics

Net Assets	$30,264,602
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$60,383
Portfolio Turnover	51%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Yorktown Small Cap Fund - Institutional Class (YOVIX)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-YOVIX

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

YORKTOWN GROWTH FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN SMALL CAP FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION DATED July 31, 2025

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-3
Multi-Sector Bond Fund	4-14
Short Term Bond Fund	15-21
Small Cap Fund	22-23
Statements of Assets and Liabilities	24-25
Statements of Operations	26
Statements of Changes in Net Assets	27-30
Financial Highlights
Growth Fund	31-33
Multi-Sector Bond Fund	34-37
Short Term Bond Fund	38-40
Small Cap Fund	41-43
Notes to the Financial Statements	44-56
Board Annual Approvals of Investment Advisory Agreements	57-59
Other Information	60

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.71%
Communications — 2.61%
Cogent Communications Holdings Inc.	5,850	$266,701
Naspers Ltd., Class N - ADR	9,200	567,732
Reddit, Inc., Class A(a)	2,650	425,564
Seek Ltd. - ADR(a)	9,800	302,232
Trade Desk, Inc. (The), Class A(a)	5,700	495,672
Uber Technologies, Inc.(a)	4,000	351,000
		2,408,901
Consumer Discretionary — 10.89%
Asics Corporation - ADR(a)	24,000	568,080
Axon Enterprise, Inc.(a)	1,875	1,416,544
Compagnie Financiere Richemont SA - ADR	25,900	421,134
Copart, Inc.(a)	9,400	426,102
Dorman Products, Inc.(a)	3,700	446,294
Dutch Bros, Inc.(a)	10,300	610,481
Evolution AB - ADR(a)	2,300	204,585
FirstCash Holdings, Inc.(a)	2,300	306,567
Genius Sports Ltd.(a)	62,700	705,375
GMS, Inc.(a)	3,100	339,884
Life Time Group Holdings, Inc.(a)	8,500	244,120
Lithia Motors, Inc., Class A	2,100	604,800
Modine Manufacturing Co.(a)	4,150	558,424
MonotaRO Co., Ltd. - ADR(a)	29,500	532,962
On Holding AG(a)	8,600	417,702
PulteGroup, Inc.	4,000	451,680
Ralph Lauren Corp.	700	209,125
Rush Street Interactive, Inc.(a)	26,900	542,304
Sportradar Group AG(a)	28,500	842,745
Visteon Corp.(a)	2,000	222,300
		10,071,208
Consumer Staples — 3.34%
Casey’s General Stores, Inc.	1,200	624,156
Hims & Hers Health, Inc.(a)	7,750	512,895
Ingredion, Inc.	2,550	335,427
Performance Food Group Co.(a)	5,630	565,252
Sprouts Farmers Market, Inc.(a)	4,350	659,199
Tootsie Roll Industries, Inc.(a)	10,300	390,679
		3,087,608
Energy — 0.82%
Texas Pacific Land Corp.	480	464,702
Transportadora de Gas del Sur SA - ADR(a)	10,300	295,610
		760,312
Financials — 15.61%
Applied Blockchain, Inc.(a)	30,350	398,799
Blue Owl Capital, Inc.	16,900	327,015
Customers Bancorp, Inc.(a)	4,850	309,188
Dave Inc(a)	1,750	412,650
Deutsche Boerse AG - ADR(a)	31,000	895,280
FTAI Aviation Ltd.	5,800	798,138
Futu Holdings Ltd. - ADR(a)	3,500	537,880
Hamilton Lane, Inc., Class A	3,300	502,590
HCI Group, Inc.(a)	1,800	252,072
Houlihan Lokey, Inc., Class A	3,850	734,041
Interactive Brokers Group, Inc., Class A	12,400	812,944
Kinsale Capital Group, Inc.	1,300	572,897
KKR & Co., Inc.	7,200	1,055,376
LPL Financial Holdings, Inc.	2,990	1,183,233
Patria Investments Ltd.(a)	34,000	474,300
Pinnacle Financial Partners, Inc.	2,500	219,725
Piper Jaffray Cos.	1,060	334,239
Raymond James Financial, Inc.	6,450	1,077,988
RenaissanceRe Holdings Ltd.	1,450	353,423
Skyward Specialty Insurance(a)	4,450	225,081
Stifel Financial Corp.	4,900	559,188
Stock Yards Bancorp, Inc.(a)	8,100	605,556
StoneX Group, Inc.(a)	7,200	700,128
Synchrony Financial	6,000	418,020

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Western Alliance Bancorp	3,700	$286,972
White Mountains Insurance Group Ltd.(a)	220	393,316
		14,440,039
Health Care — 6.58%
Argenx SE - ADR(a)	425	284,890
Catalyst Pharmaceuticals, Inc.(a)	17,300	369,009
Charles River Laboratories International, Inc.(a)	1,800	305,352
Ensign Group, Inc. (The)	1,400	210,000
Globus Medical, Inc., Class A(a)	6,400	336,832
Insmed, Inc.(a)	3,750	402,300
Krystal Biotech, Inc.(a)	2,000	307,740
Lonza Group AG - ADR(a)	4,600	320,850
Medpace Holdings, Inc.(a)	1,800	768,960
Neurocrine Biosciences, Inc.(a)	2,250	288,517
Penumbra, Inc.(a)	3,000	756,810
Radnet, Inc.(a)	5,350	292,806
Sonova Holding AG - ADR(a)	6,780	368,764
Straumann Holding AG - ADR(a)	23,000	278,760
TG Therapeutics, Inc.(a)	10,650	378,075
TransMedics Group Inc(a)	3,500	416,395
		6,086,060
Industrials — 26.91%
API Group Corp.(a)	15,150	546,460
Ashtead Group PLC - ADR	2,050	556,062
BWX Technologies, Inc.	4,700	714,071
Camtek Ltd.(a)	5,200	489,580
CECO Environmental Corp.(a)	9,700	436,015
Chart Industries, Inc.(a)	1,550	308,186
Clean Harbors, Inc.(a)	1,450	341,925
Comfort Systems USA, Inc.	3,500	2,461,550
Core & Main, Inc., Class A(a)	13,300	846,412
Corporation America Airports S.A.(a)	13,600	270,776
Curtiss-Wright Corp.	1,400	686,308
Disco Corp. - ADR(a)	23,050	683,663
DSV AS - ADR(a)	3,850	432,470
Dycom Industries, Inc.(a)	1,476	396,764
Embraer SA - ADR(a)	4,200	241,836
Fluidra SA	15,600	391,247
Franklin Electric Co., Inc.	6,000	563,700
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR(a)	1,390	421,601
HEICO Corp.	1,280	418,304
Herc Holdings, Inc.	2,300	268,663
IES Holdings, Inc.(a)	5,400	1,906,578
Ingersoll Rand, Inc.	9,700	820,911
Installed Building Products, Inc.	1,300	262,977
ITT, Inc.	3,300	560,868
Korn/Ferry International	5,700	403,959
Leonardo DRS, Inc.(a)	7,900	328,640
MasTec, Inc.(a)	2,200	416,262
Middleby Corp. (The)(a)	3,300	479,160
Mueller Industries, Inc.	7,800	665,886
Primoris Services Corp.	4,100	386,097
Prysmian SpA - ADR(a)	15,000	600,600
Prysmian SpA(a)	14,400	1,157,460
RBC Bearings, Inc.(a)	1,000	387,340
Regal Rexnord Corp.	2,300	351,624
Rollins, Inc.	7,300	418,071
Saia, Inc.(a)	1,840	556,122
SPX Technologies, Inc.(a)	2,700	492,453
Teledyne Technologies, Inc.(a)	900	495,918
TopBuild Corp.(a)	1,300	481,559
WESCO International, Inc.	3,600	745,056
Woodward, Inc.	2,750	706,970
Xometry, Inc., Class A(a)	11,050	357,357
Zurn Water Solutions, Inc.	9,750	431,438
		24,888,899
Materials — 4.07%
Eagle Materials, Inc.	1,650	370,078
Givaudan SA - ADR(a)	5,100	426,768
Gold Fields Ltd. - ADR	22,750	554,190
Hawkins, Inc.	3,700	604,136
James Hardie Industries PLC(a)	12,300	319,062
Kingspan Group PLC - ADR(a)	4,650	385,997
Simpson Manufacturing Co., Inc.	1,900	340,917

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
UFP Technologies, Inc.(a)	1,550	$350,905
United States Lime & Minerals, Inc.	4,125	410,768
		3,762,821
Real Estate — 1.65%
CBRE Group, Inc., Class A(a)	2,700	420,498
FirstService Corp.	2,300	453,606
Hannon Armstrong Sustainable Infrastructure	11,550	299,953
McGrath RentCorp(a)	2,850	355,651
		1,529,708
Technology — 25.79%
Advantest Corp. - ADR(a)	5,400	360,342
Arista Networks, Inc.(a)	9,800	1,207,556
ASM International NV - ADR(a)	1,070	517,966
Bentley Systems, Inc., Class B	6,100	353,678
Blackline, Inc.(a)	5,500	295,790
Celestica, Inc.(a)	2,450	489,657
Commvault Systems, Inc.(a)	1,650	313,417
CyberArk Software Ltd.(a)	3,100	1,275,557
Datadog, Inc., Class A(a)	4,000	559,920
Descartes Systems Group, Inc. (The)(a)	10,800	1,142,208
Digi International, Inc.(a)	13,700	446,757
Dlocal Ltd., Class A(a)	41,500	425,790
Doximity, Inc., Class A(a)	7,200	423,000
Duolingo, Inc.(a)	575	199,266
Dynatrace, Inc.(a)	10,600	557,666
ExlService Holdings, Inc.(a)	12,100	525,503
Fabrinet(a)	3,800	1,230,174
Fortinet, Inc.(a)	4,950	494,505
Guidewire Software, Inc.(a)	1,400	316,708
InterDigital, Inc.	1,450	374,390
Jack Henry & Associates, Inc.	2,850	483,973
Kaspi.KZ JSC - ADR(a)	4,550	358,995
KLA Corp.	890	782,337
Life360, Inc.(a)	9,000	689,310
Monolithic Power Systems, Inc.	650	462,306
Oddity Tech Ltd.(a)	5,650	395,896
Okta, Inc.(a)	4,100	400,980
Paycom Software, Inc.	2,100	486,234
Paylocity Holdings Corp.(a)	3,300	610,104
Paymentus Holdings, Inc.(a)	10,800	301,104
Payoneer Global, Inc.(a)	52,000	341,640
PTC, Inc.(a)	2,800	601,468
Qualys, Inc.(a)	4,700	625,429
RingCentral, Inc., Class A(a)	13,050	332,645
SEMrush Holdings Inc(a)	32,500	291,200
Sezzle Inc(a)	3,950	611,618
Shift4 Payments, Inc., Class A(a)	4,400	453,200
SPS Commerce, Inc.(a)	4,330	471,385
Super Micro Computer, Inc.(a)	11,250	663,412
SYNNEX Corp.	2,700	389,853
TDK Corp. - ADR(a)	37,500	460,500
Toast, Inc., Class A(a)	7,600	371,184
Tyler Technologies, Inc.(a)	1,650	964,524
Varonis Systems, Inc.(a)	5,950	332,189
Veeva Systems, Inc., Class A(a)	1,650	468,930
		23,860,266
Utilities — 1.44%
Pampa Energia SA - ADR(a)	12,900	981,045
SSE PLC - ADR	14,400	352,368
		1,333,413
Total Common Stocks
(Cost $58,788,836)		92,229,235

Total Investments — 99.71%
(Cost $58,788,836)		92,229,235
Other Assets in Excess of Liabilities — 0.29%		265,763
Net Assets — 100.00%		$92,494,998

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 51.16%
Communications — 2.04%
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	$1,000,000	$981,946
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	914,068
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	888,907
Nexstar Media Inc, 5.63%, 7/15/2027 (a)	1,500,000	1,498,026
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	445,483
TEGNA Inc., 4.75%, 3/15/2026 (a)	1,092,000	1,089,448
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	500,000	463,080
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	926,230
		7,207,188
Consumer Discretionary — 8.15%
Brightstar Lottery PLC, 6.25%, 1/15/2027 (a)	1,000,000	1,010,813
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,943,750
Carnival Corp., 6.00%, 5/1/2029 (a)	1,000,000	1,009,493
Ford Motor Co., Class B, 3.25%, 2/12/2032	500,000	423,829
Ford Motor Credit Co LLC, 4.95%, 5/28/2027	2,000,000	1,984,535
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	2,000,000	1,990,188
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	1,500,000	1,365,872
General Motors Financial Co., Inc., 5.35%, 1/7/2030	2,000,000	2,029,005
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027	2,000,000	1,999,221
Home Depot, Inc. (The), 4.95%, 9/15/2052	1,000,000	906,707
Home Depot, Inc. (The), 5.30%, 6/25/2054	1,000,000	953,362
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027 (a)	2,000,000	1,992,311
Lowe’s Cos, Inc., 5.63%, 4/15/2053	1,000,000	956,743
McDonald’s Corp., 5.45%, 8/14/2053	2,000,000	1,920,521
MGM Resorts International, 4.63%, 9/1/2026	1,000,000	996,817
NCL Corp. Ltd., 5.88%, 2/15/2027 (a)	1,500,000	1,505,382
Nissan Motor Acceptance Co., LLC, 6.33%, 9/13/2027 (SOFRIX + 205bps)(a),(b)	1,000,000	991,026
Nissan Motor Co. Ltd., 4.81%, 9/17/2030 (a)	1,000,000	919,862
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026 (a)	1,000,000	1,003,965
Service Corp International/US, 4.63%, 12/15/2027	2,000,000	1,981,161
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	923,061
		28,807,624
Consumer Staples — 3.68%
Albertsons Cos Inc / Safeway Inc, 4.63%, 1/15/2027 (a)	2,000,000	1,986,052
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	97,020
Coca-Cola Co. (The), 4.65%, 8/14/2034	1,000,000	1,001,696
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	433,566
JBS USA LUX SA, 3.75%, 12/1/2031	250,000	233,063
JBS USA LUX SA, 3.63%, 1/15/2032	500,000	457,872
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	267,134
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	795,216
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	836,767

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Kroger Co. (The), 5.00%, 9/15/2034	$1,000,000	$989,710
Land O’ Lakes, Inc., 7.25%, 12/31/2049 (a)	1,000,000	861,190
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	793,384
PepsiCo, Inc., 5.25%, 7/17/2054	1,000,000	962,703
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	500,000	481,150
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	956,607
Target Corp., 4.50%, 9/15/2034	1,000,000	969,594
Walmart, Inc., 4.50%, 4/15/2053	1,000,000	869,599
		12,992,323
Energy — 1.33%
Hess Midstream Operations LP, 5.88%, 3/1/2028 (a)	1,000,000	1,017,217
Marathon Petroleum Corp., 5.15%, 3/1/2030	1,000,000	1,018,896
NuStar Logistics LP, Class B, 5.63%, 4/28/2027	2,000,000	2,011,548
Sunoco LP / Sunoco Finance Corp, 6.00%, 4/15/2027	150,000	150,027
Sunoco LP / Sunoco Finance Corp, 5.88%, 3/15/2028	500,000	499,074
		4,696,762
Financials — 19.34%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)	1,000,000	979,882
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,021,876
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	800,000	794,892
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)(b)	2,000,000	1,956,981
Bank of New York Mellon Corp. (The), Class F, 4.63%, 12/20/2049 (TSFR3M + 339.26bps)(b)	1,000,000	988,640
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)(b)	1,000,000	1,068,514
Barclays PLC, 4.84%, 5/9/2028	2,000,000	2,005,564
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)(b)	1,500,000	1,507,103
Barclays PLC, 9.44%, 12/31/2049 (USISSO05 + 577.50bps)(b)	1,000,000	1,132,080
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)	2,000,000	1,931,063
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)(a),(b)	2,000,000	2,144,940
Citadel Finance LLC, 3.38%, 3/9/2026 (a)	2,000,000	1,976,802
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)(b)	2,000,000	2,013,454
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)(b)	1,000,000	1,025,258
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)(b)	2,000,000	1,955,749
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)(a),(b)	1,000,000	947,135
FedNat Holding Co., 7.75%, 3/15/2029(c),(d)	2,400,000	120,000
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,945,868
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	199,066
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)(a),(b)	1,000,000	979,084

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049 (b)	$1,000,000	$991,361
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y + 280.90bps)(b)	1,000,000	1,047,330
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)(b)	1,000,000	1,059,841
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)(b)	1,000,000	997,661
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)(b)	1,000,000	866,110
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	2,000,000	2,004,621
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)(b)	1,000,000	1,047,673
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)(b)	2,000,000	2,055,168
Lloyds Banking Group PLC, 7.50%, 9/27/2165 (USSW5 + 449.6bps)(b)	2,000,000	2,007,452
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)(b)	1,000,000	1,070,526
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	941,132
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	675,284
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	767,687
Nordea Bank Abp, 6.30%, 3/25/2049 (a)	1,000,000	994,204
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)(a),(b)	1,000,000	916,962
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	337,533
Pacific LifeCorp, 5.40%, 9/15/2052 (a)	1,000,000	952,662
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)(b)	2,000,000	2,084,792
SBL Holdings, Inc., 6.50%, 11/13/2091 (H15T5Y + 562.0bps)(a),(b)	1,000,000	932,913
SBL Holdings, Inc., 9.58%, 5/13/2165 (H15T5Y + 558.0bps)(a),(b)	1,000,000	1,022,500
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)(a),(b)	2,000,000	2,124,542
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)(a),(b)	1,000,000	1,104,878
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)(a),(b)	2,000,000	1,892,541
State Street Corp., 6.70%, 12/31/2049	1,000,000	1,033,496
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps)(b)	2,000,000	2,037,166
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)(b)	1,000,000	1,056,588
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)(b)	1,000,000	1,039,311
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)(a),(b)	1,000,000	1,068,444
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)(a),(b)	1,000,000	898,754
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,016,063

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	$500,000	$496,657
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)(b)	1,000,000	998,500
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345.3bps)(b)	1,000,000	991,295
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)(b)	1,000,000	1,038,321
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)(b)	1,000,000	1,066,953
		68,330,872
Health Care — 0.71%
Humana, Inc., 5.38%, 4/15/2031	1,000,000	1,020,352
Tenet Healthcare Corp, 5.13%, 11/1/2027	1,500,000	1,494,868
		2,515,220
Industrials — 6.18%
Air Canada, 3.88%, 8/15/2026 (a)	1,000,000	990,094
American Airlines Inc. /AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026 (a)	1,250,000	1,249,641
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	730,000	693,402
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,664,259
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054	1,000,000	934,554
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055	1,000,000	977,159
BWX Technologies Inc, 4.13%, 6/30/2028 (a)	1,000,000	968,667
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	875,007
Chart Industries Inc, 7.50%, 1/1/2030 (a)	500,000	524,391
Clean Harbors, Inc., 4.88%, 7/15/2027 (a)	2,000,000	1,985,165
CSX Corp., 5.50%, 4/15/2041	1,000,000	992,932
Honeywell International, Inc., 5.25%, 3/1/2054	1,000,000	941,670
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	513,918
Ritchie Bros Holdings Inc, 6.75%, 3/15/2028 (a)	1,500,000	1,537,337
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	439,271
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	760,912
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	630,997
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%, 10/7/2025	357,639	355,876
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	280,613	280,059
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	623,623	581,912
United Parcel Service, Inc., 5.50%, 5/22/2054	1,000,000	960,410
United Rentals North America Inc., 4.88%, 1/15/2028	2,000,000	1,989,255
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	1,000,000	973,450
		21,820,338
Materials — 1.81%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	2,000,000	1,979,813
Ball Corp., 2.88%, 8/15/2030	1,000,000	899,020
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	454,012

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M + 165bps)	$1,500,000	$1,573,655
Canpack SA, 3.88%, 11/15/2029 (a)	500,000	466,147
Crown Americas LLC, 5.88%, 6/1/2033 (a)	1,000,000	1,002,778
		6,375,425
Real Estate — 0.61%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	978,547
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	983,552
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	196,679
		2,158,778
Technology — 3.63%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	979,731
Broadcom, Inc., 4.15%, 11/15/2030	500,000	489,866
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	855,775
Broadcom, Inc., 3.50%, 2/15/2041 (a)	1,000,000	791,788
Dell International LLC / EMC Corp., 5.00%, 4/1/2030	1,000,000	1,014,973
Dell International LLC / EMC Corp., 4.85%, 2/1/2035	1,000,000	966,656
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,000,000	970,449
HP, Inc., 6.00%, 9/15/2041	2,500,000	2,520,963
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	433,433
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	695,629
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,000,000	896,569
Leidos, Inc., 5.75%, 3/15/2033 (a)	1,000,000	1,038,189
Oracle Corp., 4.70%, 9/27/2034	1,000,000	961,226
Western Digital Corp., 4.75%, 2/15/2026	218,000	217,505
		12,832,752
Utilities — 3.68%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030	500,000	443,700
Ameren Illinois Co., 4.95%, 6/1/2033	1,000,000	1,009,328
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	738,225
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)(b)	1,000,000	980,113
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034 (H15T5Y + 319.5bps)(b)	1,000,000	995,284
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	1,000,000	973,409
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	587,958
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	677,851
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	984,259
NRG Energy, Inc., 5.75%, 7/15/2029 (a)	1,000,000	996,135
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	378,726
PPL Electric Utilities Corp., 5.25%, 5/15/2053	1,000,000	953,414
Southern California Edison Co., 4.88%, 3/1/2049	1,000,000	823,259
Southern Co. (The), 4.85%, 3/15/2035	1,000,000	973,904
Union Electric Co., 3.90%, 4/1/2052	750,000	568,429
Union Electric Co., 5.25%, 1/15/2054	1,000,000	927,697
		13,011,691
Total Corporate Bonds and Notes
(Cost $187,084,453)		180,748,973

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 5.06%
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%, 5/21/2029 (a)	$1,000,000	$1,017,902
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a)	750,000	749,559
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D, 5.97%, 10/20/2031 (a)	310,000	315,169
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%, 9/23/2030 (a)	250,000	254,143
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031 (a)	500,000	502,545
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030 (a)	1,000,000	996,395
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031 (a)	500,000	508,167
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	981,555
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D, 3.07%, 5/15/2028 (a)	1,000,000	994,691
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	953,110	954,535
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	500,000	498,327
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031 (a)	1,000,000	1,010,310
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032 (a)	500,000	507,811
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036 (a)	2,000,000	2,017,864
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031 (a)	1,000,000	1,002,969
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031 (a)	500,000	505,883
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,000,000	1,014,490
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	1,029,186
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031 (a)	346,969	349,851
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	999,915	1,003,343
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%, 10/15/2030 (a)	160,000	161,271
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	500,000	510,034
Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.17%, 11/20/2061 (TSFR1M + 81.4bps)(a),(b)	221,457	221,224
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	340,036	289,543

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	$500,000	$477,704

Total Asset Backed Securities
(Cost $17,823,924)		17,874,471

U.S. GOVERNMENT & AGENCIES — 30.95%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	174,158	167,669
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	604,769	607,504
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042	696,841	694,294
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050	831,238	696,704
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	800,163	660,492
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051	523,855	430,849
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,510,332	1,242,233
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	820,054	674,396
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052	808,397	692,854
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	833,909	714,606
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052	397,076	340,883
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052	816,545	730,935
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,458,858	1,348,319
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052	1,265,482	1,085,721
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052	1,296,519	1,112,212
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	829,306	766,892
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052	2,073,449	1,916,270
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052	1,290,575	1,193,247
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,676,188	1,641,272
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	820,558	801,815
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	738,543	723,883
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	857,426	838,085
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053	805,875	803,454
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,736,865	1,696,207
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053	783,213	796,451
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054	928,979	857,809
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054	1,760,563	1,754,320
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054	766,508	778,139
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054	1,574,304	1,598,013
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054	701,470	723,931

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054	$697,927	$713,759
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054	950,210	902,120
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054	794,049	797,322
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054	763,282	780,366
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054	1,758,063	1,783,588
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054	1,906,386	1,856,930
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055	1,396,176	1,416,657
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055	1,922,305	1,913,705
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055	1,873,738	1,901,102
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055	1,925,057	1,915,993
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055	982,718	956,993
Fannie Mae Pool, 6.00%, 3/1/2055	948,178	961,803
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	460,588
Federal Farm Credit Bank, 2.13%, 5/21/2040	2,000,000	1,369,471
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	333,689
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039	1,000,000	972,017
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040	1,000,000	997,299
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044	2,000,000	1,960,796
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045	2,000,000	2,007,071
Federal Home Loan Banks, 5.40%, 11/21/2034	1,000,000	1,000,404
Federal Home Loan Banks, 5.10%, 2/12/2035	1,000,000	987,159
Federal Home Loan Banks, 5.45%, 3/27/2036	1,000,000	1,000,965
Federal Home Loan Banks, 6.00%, 4/23/2037	1,000,000	998,634
Federal Home Loan Banks, 5.70%, 2/6/2040	1,000,000	995,931
Federal Home Loan Banks, 5.75%, 4/24/2040	1,000,000	998,725
Federal Home Loan Banks, 2.01%, 7/16/2040	1,000,000	665,614
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	987,302
Federal Home Loan Banks, 6.00%, 1/30/2045	1,000,000	996,644
Federal Home Loan Banks, 5.55%, 3/10/2045	1,000,000	990,750
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,144,378
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	515,600	522,724
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	526,386	481,165
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	488,673	474,651
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	1,463,549	1,249,017

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	$739,323	$708,228
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	285,267	257,865
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	642,129	580,379
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	522,884	434,848
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	698,773	579,934
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	752,193	645,730
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052	2,376,915	2,127,709
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052	820,796	780,483
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	1,640,755	1,605,646
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	832,559	814,657
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	802,202	800,990
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	862,534	844,013
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,749,526	1,616,536
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	870,848	803,956
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	837,441	839,196
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	881,080	861,816
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,775,635	1,740,567
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	863,521	820,798
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	861,442	842,296
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053	819,040	818,579
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053	876,034	854,756
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053	1,758,362	1,786,036
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053	2,616,607	2,607,328
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054	1,193,728	1,213,434
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054	935,819	932,211
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054	884,648	881,238
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054	842,622	855,065
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054	865,869	878,441
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054	920,753	916,633
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054	840,945	844,027
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	940,987	954,605
Freddie Mac Pool, 6.00%, 11/1/2054	886,268	899,355
Freddie Mac Pool, 5.50%, 12/1/2054	1,879,383	1,870,975
Freddie Mac Pool, 5.50%, 1/1/2055	1,894,022	1,885,549
Freddie Mac Pool, 5.50%, 2/1/2055	2,866,676	2,853,179

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac Pool, 5.50%, 4/1/2055	$1,948,706	$1,940,736
United States Treasury Note, 4.88%, 10/31/2028	3,000,000	3,089,063

Total U.S. Government & Agencies
(Cost $112,264,523)		109,371,648

COLLATERALIZED LOAN OBLIGATIONS — 4.18%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.82%, 1/25/2038 (TSFR3M + 150bps)(a),(b)	1,000,000	996,796
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.97%, 1/15/2035 (TSFR3M + 165bps)(a),(b)	1,000,000	997,499
Caryle US CLO Ltd., Series 2017-3, Class BR2, 6.11%, 10/21/2037 (TSFR3M + 178bps)(a),(b)	1,000,000	1,004,254
Hildene TruPS Financials Note Secruitization, Series 2019-2A, Class A1, 6.35%, 5/22/2039 (SOFR + 176.0bps)(a),(b)	1,619,830	1,619,831
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040 (a)	753,613	757,408
Madison Park Funding LXVII Ltd., Series 67A, Class B, 6.37%, 4/25/2037 (TSFRM + 205.0bps)(a),(b)	1,000,000	1,002,010
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 6.78%, 10/15/2032 (TSFR3M + 246.2bps)(a),(b)	1,000,000	1,006,167
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 6.48%, 7/17/2034 (TSFR3M + 216.2bps)(a),(b)	1,000,000	1,003,359
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 5.97%, 1/20/2039 (TSFR3M + 170bps)(a),(b)	1,000,000	1,004,473
Oaktree CLO Ltd., Series 2019-3, 5.91%, 1/20/2038 (TSFR3M + 138bps)(a),(b)	1,000,000	1,001,211
Palmer Square CLO Ltd., Series 2022-1A, Class C, 6.38%, 4/20/2035 (TSFR3M + 205.0bps)(a),(b)	1,000,000	1,006,006
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 6.74%, 4/20/2034 (TSFR3M + 241.2bps)(b)	1,000,000	1,003,638
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 6.32%, 8/20/2032 (TSFR3M + 200bps)(a),(b)	1,000,000	1,001,654
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.13%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	612,276	612,431
Venture CLO Ltd., Series 2018-31A, Class C1, 6.54%, 4/20/2031 (TSFR3M + 221.2bps)(a),(b)	750,000	751,825

Total Collateralized Loan Obligations
(Cost $14,717,776)		14,768,562

INVESTMENT COMPANIES — 1.80%
Exchange-Traded Funds — 1.80%
iShares Convertible Bond ETF	34,000	3,148,740

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
iShares US Preferred Stock ETF	$10,000	$312,500
SPDR Bloomberg Barclays Convertible Securities ETF	34,000	2,887,280
		6,348,520
Total Investment Companies
(Cost $6,367,263)		6,348,520

Total Investments — 93.15%
(Cost $338,257,939)		329,112,174
Other Assets in Excess of Liabilities — 6.85%		24,213,796
Net Assets — 100.00%		$353,325,970

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2025 was $97,630,693, representing 27.63% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default.

(d)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.03% of the Fund’s net assets.

H15T5Y— 5 Year Treasury Rate

MTN— Medium Term Note

SOFR — Secured Overnight Financing Rate

SOFRIX — Secured Overnight Financing Rate Index

TSFR3M — Term Secured Overnight Finance Rate (3 Month)

TSFR1M — Term Secured Overnight Finance Rate (1 Month)

USISSO05 — 5 Year Secured Overnight Financing Rate-linked interest rate swap rate

USISDA05 — 5 Year Secured Overnight Financing Rate-linked mid-market interest rate swap rate

USSW5 — USD 5 Year Swap Rate

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 39.48%
Consumer Discretionary — 4.95%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026	$1,000,000	$997,436
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	973,761
Hyundai Capital America, 4.55%, 9/26/2029 (a)	1,000,000	992,111
McDonald’s Corp., 4.80%, 8/14/2028	1,000,000	1,014,708
McDonald’s Corp., MTN, 5.00%, 5/17/2029	2,000,000	2,045,136
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (a)	2,000,000	1,995,988
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026 (a)	1,000,000	1,003,965
		9,023,105
Consumer Staples — 2.22%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027 (a)	1,000,000	993,026
Mars, Inc., 4.80%, 3/1/2030 (a)	2,000,000	2,020,498
Tyson Foods, Inc., 5.40%, 3/15/2029	1,000,000	1,026,713
		4,040,237
Financials — 13.24%
Air Lease Corp., 1.88%, 8/15/2026	500,000	486,173
Antares Holdings LP, 3.95%, 7/15/2026 (a)	1,500,000	1,478,894
Aviation Capital Group LLC, 1.95%, 1/30/2026 (a)	1,000,000	986,113
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (a)	801,000	788,634
Banco Santander SA, 5.15%, 8/18/2025	1,000,000	999,935
Citigroup, Inc., 5.09%, 6/9/2027 (SOFR + 77.0bps) (b)	1,000,000	1,001,306
CNO Global Funding, 1.75%, 10/7/2026 (a)	500,000	483,574
GA Global Funding Trust, 1.63%, 1/15/2026 (a)	1,000,000	986,108
Goldman Sachs Group, Inc. (The), 5.13%, 3/9/2027 (SOFR + 81.0bps) (b)	1,000,000	1,002,514
Goldman Sachs Group, Inc. (The), 5.24%, 10/21/2027 (SOFR + 92.0bps) (b)	2,000,000	2,009,987
HSBC Holdings PLC, 5.97%, 9/12/2026 (TSFR3M + 164.1bps) (b)	1,500,000	1,502,259
HSBC Holdings PLC, 5.65%, 11/19/2030 (SOFR + 129bps) (b)	1,000,000	1,000,220
ING Groep NV, 5.33%, 4/1/2027 (SOFR + 101.0bps) (b)	2,000,000	2,006,555
Jackson National Life Global Funding, 4.60%, 10/1/2029 (a)	1,000,000	996,596
JPMorgan Chase & Co., 5.21%, 4/22/2027 (SOFR + 88.5bps) (b)	2,000,000	2,006,014
JPMorgan Chase & Co., 5.50%, 2/24/2028 (SOFR + 118.0bps) (b)	1,000,000	1,009,765
JPMorgan Chase Bank NA, 5.11%, 12/8/2026	1,000,000	1,009,609
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (a)	250,000	249,877
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	973,745
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (a)	1,000,000	963,280
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (a)	1,000,000	967,209
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)(a),(b)	1,000,000	974,661
Voya Financial, Inc., 3.65%, 6/15/2026	250,000	248,114
		24,131,142

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Industrials — 6.57%
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026 (a)	$314,815	$311,439
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030 (a)	160,491	161,536
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,460,153	1,433,794
Ashtead Capital, Inc., 1.50%, 8/12/2026 (a)	1,000,000	967,904
BWX Technologies Inc, 4.13%, 6/30/2028 (a)	500,000	484,334
Caterpillar Financial Services Corp., 4.40%, 3/3/2028	3,000,000	3,014,111
CNH Industrial Capital LLC, 1.88%, 1/15/2026	1,000,000	986,287
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (a)	1,000,000	974,510
Triton Container International Ltd., 2.05%, 4/15/2026 (a)	1,000,000	975,534
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	280,613	280,059
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	577,875	549,276
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/2029	368,777	376,115
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	500,000	486,725
Vontier Corp., 1.80%, 4/1/2026	1,000,000	981,723
		11,983,347
Materials — 3.22%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	989,907
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,917,621
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,000,000	960,624
Sherwin-Williams Co. (The), 4.55%, 3/2/2028	1,000,000	1,004,595
Westlake Corp., 3.60%, 8/15/2026	1,000,000	988,657
		5,861,404
Real Estate — 0.27%
American Tower Corp., 1.60%, 4/15/2026	500,000	489,461

Technology — 4.63%
DXC Technology Co., 1.80%, 9/15/2026	500,000	484,084
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,500,000	1,491,646
International Business Machines Corp., 4.80%, 2/10/2030	1,000,000	1,014,283
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	980,451
Leidos, Inc., 4.38%, 5/15/2030	1,000,000	982,812
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	979,678
Oracle Corp., 4.80%, 8/3/2028	2,000,000	2,022,184
Wipro IT Services LLC, 1.50%, 6/23/2026 (a)	500,000	486,223
		8,441,361
Utilities — 4.38%
Ameren Corp., 1.95%, 3/15/2027	500,000	480,511
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	998,686
Edison International, 4.70%, 8/15/2025	500,000	499,933
Enel Finance International NV, 1.63%, 7/12/2026 (a)	1,000,000	973,107
Georgia Power Co., 4.55%, 3/15/2030	1,000,000	1,006,190

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Liberty Utilities Co., 5.58%, 1/31/2029 (a)	$1,000,000	$1,024,750
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	964,015
NSTAR Electric Co., 4.85%, 3/1/2030	2,000,000	2,029,906
		7,977,098
Total Corporate Bonds and Notes
(Cost $72,321,096)		71,947,155

ASSET BACKED SECURITIES — 6.67%
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	325,484	328,764
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035 (a)	111,506	113,507
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	1,026,141
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029 (a)	523,000	527,304
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,016,335
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	1,020,000	1,038,956
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%, 5/17/2032 (a)	1,000,000	1,012,387
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	304,137	305,957
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031 (a)	500,000	504,036
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (a)	405,497	381,371
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%, 1/15/2030 (a)	1,000,000	1,017,859
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	7,321	7,289
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029 (a)	315,426	317,421
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,008,000	1,022,606
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046 (a)	788,564	794,095
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN, 5.59%, 11/15/2029 (a)	153,613	154,586
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%, 5/15/2031 (a)	500,000	499,129
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034 (a)	500,000	506,370
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.87%, 6/15/2039 (TSFR3M + 55.2bps) (b)	70,740	67,939
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034 (a)	2,238	2,234
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (a)	685,000	673,573

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	$818,488	$829,729

Total Asset Backed Securities
(Cost $12,054,751)		12,147,588

U.S. GOVERNMENT & AGENCIES — 45.57%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	571,244	566,816
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	773,070	751,600
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	196,127	185,155
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	629,801	612,283
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	604,769	607,504
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	659,246	584,681
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	698,601	596,648
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	746,209	741,637
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	692,399	691,580
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	771,878	725,733
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050	681,916	560,596
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	753,305	618,680
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	579,755	481,153
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	609,699	527,002
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	640,201	530,997
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,511,769	1,397,222
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	829,306	766,892
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	810,514	770,705
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	820,558	801,815
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053	976,930	979,610
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,568,711	1,564,563
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	887,885	820,692
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053	847,221	844,307
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053	1,687,935	1,682,340
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053	841,048	853,953
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054	891,447	906,075
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054	1,723,749	1,749,203
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055	1,471,286	1,464,359
Fannie Mae Pool, 4.00%, 5/1/2052	1,235,699	1,140,790
Fannie Mae Pool, 6.00%, 10/1/2054	1,444,106	1,465,073

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae Pool, 4.50%, 5/1/2055	$971,371	$921,978
Fannie Mae Pool, 6.00%, 6/1/2055	984,546	999,045
Fannie Mae Pool, 4.00%, 7/1/2055	1,495,997	1,380,707
Federal Farm Credit Banks Funding Corp., 5.03%, 11/27/2030	1,000,000	999,733
Federal Farm Credit Banks Funding Corp., 5.44%, 8/21/2034	1,000,000	993,424
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039	1,000,000	1,006,321
Federal Farm Credit Banks Funding Corp., 6.05%, 6/27/2044	2,000,000	2,000,094
Federal Farm Credit Banks Funding Corp., 6.03%, 8/1/2044	1,000,000	1,000,042
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044	2,000,000	1,962,045
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044	1,000,000	980,398
Federal Farm Credit Banks Funding Corp., 5.74%, 3/6/2045	2,000,000	1,996,068
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045	1,000,000	1,003,536
Federal Farm Credit Banks Funding Corp., 5.93%, 5/1/2045	2,000,000	2,008,995
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049	1,000,000	986,938
Federal Home Loan Banks, 5.07%, 1/23/2030	1,000,000	1,000,128
Federal Home Loan Banks, 6.00%, 4/23/2037	1,000,000	998,634
Federal Home Loan Banks, 5.00%, 10/28/2039	300,000	298,833
Federal Home Loan Banks, 5.70%, 2/6/2040	1,500,000	1,493,896
Federal Home Loan Banks, 5.75%, 2/27/2040	1,000,000	994,481
Federal Home Loan Banks, 5.24%, 2/27/2040	1,000,000	1,014,878
Federal Home Loan Banks, 6.15%, 6/17/2044	1,000,000	999,334
Federal Home Loan Banks, 6.23%, 7/22/2044	1,500,000	1,500,145
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	987,302
Federal Home Loan Banks, 5.90%, 2/27/2045	1,000,000	1,004,678
Federal Home Loan Banks, 5.94%, 5/8/2045	1,500,000	1,511,653
Federal Home Loan Banks, 5.40%, 11/29/2049	1,000,000	998,888
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,363,462	1,349,508
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	849,781	706,239
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	910,630	842,144
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052	810,165	728,875
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	774,486	736,395
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	745,285	729,491
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052	860,524	818,219
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	867,437	824,000
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	859,973	857,920

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	$803,186	$785,770
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	837,441	839,196
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,753,482	1,714,872
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	832,422	815,898
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053	861,130	840,303
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053	921,872	851,532
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053	1,579,769	1,604,474
Freddie Mac, Pool #SD8408, 5.50%, 3/1/2054	2,149,470	2,141,183
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054	859,076	856,163
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054	801,515	813,586
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054	876,713	873,333
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054	1,821,382	1,814,360
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	1,411,481	1,431,907
United States Treasury Note/Bond, 4.38%, 11/30/2028	3,000,000	3,044,355

Total U.S. Government & Agencies
(Cost $84,351,593)		83,051,561
COLLATERALIZED LOAN OBLIGATIONS — 3.90%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 5.52%, 1/15/2035 (TSFR3M + 120bps)(a),(b)	1,000,000	993,348
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 5.68%, 1/25/2035 (TSFR3M + 140.2bps)(a),(b)	1,000,000	1,002,530
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 5.43%, 4/22/2038 (TSFR3M + 115.0bps)(a),(b)	500,000	499,129
ICG US CLO Ltd., Series 2014-1A, Class A1, 5.79%, 10/20/2034 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,001,793
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 5.98%, 10/15/2032 (TSFR3M + 166.2bps)(a),(b)	1,000,000	1,000,824
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 5.97%, 4/15/2035 (TSFR3M + 165.0bps)(a),(b)	1,000,000	1,001,227
Oaktree CLO Ltd., Series 2019-3, 5.71%, 1/20/2038 (TSFR3M + 138.0bps)(a),(b)	1,000,000	1,002,538
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.13%, 4/15/2030 (TSFR3M + 181.2bps)(a),(b)	612,276	612,431

Total Collateralized Loan Obligations
(Cost $7,112,276)		7,113,820

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Total Investments — 95.62%
(Cost $175,839,716)		$174,260,124
Other Assets in Excess of Liabilities — 4.38%		7,987,768
Net Assets — 100.00%		$182,247,892

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2025 was $41,805,499, representing 22.94% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

H15T5Y— 5 Year Treasury Rate

MTN— Medium Term Note

SOFR— Secured Overnight Financing Rate

TSFR3M— Term Secured Overnight Finance Rate (3 Month)

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.36%
Communications — 1.71%
Grab Holdings Ltd., Class A(a)	52,000	$254,280
Upwork, Inc.(a)	21,900	261,924
		516,204
Consumer Discretionary — 15.22%
Axon Enterprise, Inc.(a)	775	585,505
Boot Barn Holdings, Inc.(a)	2,550	438,345
Boyd Gaming Corp.(a)	2,700	229,230
Bright Horizons Family Solutions, Inc.(a)	1,500	169,650
Cavco Industries, Inc.(a)	800	322,936
Dorman Products, Inc.(a)	1,800	217,116
DraftKings, Inc., Class A(a)	9,960	448,598
Driven Brands Holdings, Inc.(a)	14,850	250,965
FirstCash Holdings, Inc.(a)	2,650	353,218
Griffon Corp.	3,050	247,874
Group 1 Automotive, Inc.	440	181,346
SharkNinja, Inc.(a)	3,500	406,350
Sportradar Group AG(a)	13,600	402,152
Texas Roadhouse, Inc.	900	166,617
Universal Technical Institute, Inc.(a)	5,750	185,265
		4,605,167
Consumer Staples — 8.38%
BJ’s Wholesale Club Holdings, Inc.(a)	4,390	464,901
Chefs’ Warehouse, Inc. (The)(a)	7,050	483,348
Dole PLC(a)	12,600	179,424
elf Beauty, Inc.(a)	2,650	321,154
Inter Parfums, Inc.	2,200	265,320
Performance Food Group Co.(a)	2,250	225,900
Pilgrim’s Pride Corp.(a)	9,000	426,510
Vital Farms, Inc.(a)	4,600	171,120
		2,537,677
Energy — 1.68%
Par Pacific Holdings, Inc.(a)	9,900	310,662
Range Resources Corp.	5,400	198,288
		508,950
Financials — 21.54%
Bancorp, Inc. (The)(a)	4,300	271,588
Brookfield Asset Management Ltd.	5,637	347,634
Enova International, Inc.(a)	2,250	235,260
Freedom Holding Corp.(a)	3,700	687,515
Goosehead Insurance, Inc., Class A(a)	5,050	459,096
Hamilton Lane, Inc., Class A	2,300	350,290
LPL Financial Holdings, Inc.	2,300	910,179
Marex Group PLC(a)	5,900	227,622
Merchants Bancorp	8,800	257,840
Palomar Holdings, Inc.(a)	2,000	264,980
Paysign Inc(a)	36,900	274,536
Robinhood Markets, Inc., Class A(a)	14,200	1,463,310
SmartFinancial, Inc.(a)	6,750	231,255
StoneX Group, Inc.(a)	3,300	320,892
Velocity Financial, Inc.(a)	13,000	215,800
		6,517,797
Health Care — 7.20%
ACADIA Pharmaceuticals, Inc.(a)	12,050	287,151
Ensign Group, Inc. (The)	2,100	315,000
Guardant Health, Inc.(a)	5,550	227,439
Haemonetics Corp.(a)	3,100	229,524
Harmony Biosciences Holdings, Inc.(a)	6,300	221,634
Insmed, Inc.(a)	5,850	627,588
Progyny, Inc.(a)	11,500	270,365
		2,178,701
Industrials — 17.66%
AeroVironment, Inc.(a)	1,994	533,674
AZZ, Inc.	3,750	410,625
Badger Meter, Inc.	1,650	311,454
Construction Partners, Inc., Class A(a)	4,800	484,080
CSW Industrials, Inc.	1,950	505,986
Herc Holdings, Inc.	1,100	128,491
IES Holdings, Inc.(a)	940	331,886
Installed Building Products, Inc.	1,600	323,664
Itron, Inc.(a)	3,000	373,620
Janus International Group, Inc.(a)	28,500	244,245
Mueller Industries, Inc.	6,650	567,710

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Napco Security Technologies Inc(a)	9,900	$302,247
RBC Bearings, Inc.(a)	970	375,720
V2X, Inc.(a)	5,400	255,852
WESCO International, Inc.	950	196,612
		5,345,866
Materials — 4.21%
Balchem Corp.	1,450	221,081
Hawkins, Inc.	1,450	236,756
Ramaco Resources, Inc., Class A	19,150	389,703
Tecnoglass, Inc.(a)	2,800	218,484
United States Lime & Minerals, Inc.	2,100	209,118
		1,275,142
Technology — 22.76%
ACM Research, Inc., Class A(a)	13,300	403,788
Allegro Microsystems, Inc.(a)	11,300	354,933
Asana Inc, Class A(a)	19,800	290,664
Blackline, Inc.(a)	4,900	263,522
Calix, Inc.(a)	9,000	510,210
CyberArk Software Ltd.(a)	950	390,896
Duolingo, Inc.(a)	1,400	485,170
ExlService Holdings, Inc.(a)	6,000	260,580
Grid Dynamics Holdings Inc(a)	23,350	221,592
NCR Atleos Corp.(a)	10,400	318,240
Nova Ltd.(a)	1,800	472,662
Pagseguro Digital Ltd., Class A(a)	37,800	295,974
Payoneer Global, Inc.(a)	40,700	267,399
Rambus, Inc.(a)	7,000	517,510
SEMrush Holdings Inc(a)	29,100	260,736
Super Micro Computer, Inc.(a)	8,700	513,039
TaskUS, Inc., Class A(a)	19,800	338,184
Verra Mobility Corp.(a)	10,000	252,600
WNS Holdings Ltd.(a)	3,800	284,202
ZoomInfo Technologies, Inc., Class A(a)	17,300	187,359
		6,889,260
Total Common Stocks
(Cost $20,887,350)		30,374,764
Total Investments — 100.36%
(Cost $20,887,350)		$30,374,764
Liabilities in Excess of Other Assets — (0.36)%		(110,162)
Net Assets — 100.00%		$30,264,602

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2025

(Unaudited)

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Assets:
Investments, at value (identified cost of $58,788,836, $338,257,939, $175,839,716 and $20,887,350, respectively)	$92,229,235	$329,112,174	$174,260,124	$30,374,764

Total investments	92,229,235	329,112,174	174,260,124	30,374,764

Cash	341,871	20,869,587	6,637,162	419,178
Dividends and interest receivable	14,428	3,104,158	1,484,247	3,233
Receivable for securities sold	—	741,700	—	—
Reclaims receivable	21,347	29,064	—	—
Receivable for shareholder purchases	839	267,908	52,490	50
Other assets	35,695	54,809	36,966	29,581
Total assets	92,643,415	354,179,400	182,470,989	30,826,806

Liabilities:
Payable for shareholder redemptions	6,710	59,506	30,941	514,184
Payable for securities purchased	—	490,839	—	—
Accrued distribution fees	31,937	101,252	45,759	9,396
Accrued advisory fees	71,149	120,320	76,717	13,392
Accrued accounting service and transfer agent fees	11,386	26,340	20,284	8,498
Other accrued expenses	27,235	55,173	49,396	16,734
Total liabilities	148,417	853,430	223,097	562,204

Net assets	$92,494,998	$353,325,970	$182,247,892	$30,264,602

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	2,524,826	24,683,756	22,212,417	1,176,267
Net assets	$46,030,268	$225,199,688	$92,718,507	$17,954,382
Net asset value per share	$21.23	$9.12	$4.17	$17.33
Class A: Shares outstanding	534,746	2,423,120	1,716,749	199,788
Net assets	$8,246,176	$20,749,954	$6,666,255	$1,844,368
Net asset value per share	$19.55	$8.56	$3.88	$16.97
Maximum offering price per share(a)	$20.74	$9.08	$3.97	$18.01
Class L: Shares outstanding	3,316,831	13,324,004	23,799,196	1,105,980
Net assets	$38,218,554	$105,363,717	$82,863,130	$10,465,852
Net asset value per share	$13.48	$7.91	$3.48	$15.76
Class C: Shares outstanding		260,994
Net assets		$2,012,610
Net asset value per share		$7.71

Net assets consist of:
Paid-in capital	$59,413,468	$576,297,994	$208,753,258	$25,879,777
Accumulated earnings (deficit)	33,081,530	(222,972,024)	(26,505,366)	4,384,825

Net assets applicable to outstanding shares of beneficial interest	$92,494,998	$353,325,970	$182,247,892	$30,264,602

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2025

(Unaudited)

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Investment income
Dividends (net of foreign taxes withheld of $30,135, –, – and –, respectively)	$348,814	$—	$—	$141,978
Interest	29,003	9,240,674	4,213,249	12,015
Total income	377,817	9,240,674	4,213,249	153,993
Expenses
Investment advisory fees		705,190	656,635	126,818
Distribution fees
Class A		54,060	—	2,363
Class L		541,225	297,325	47,416
Class C		16,836	—	—
Transfer agent fees		157,900	89,442	33,869
Accounting service fees		55,327	43,726	36,380
Registration fees		37,535	29,623	25,582
Professional fees		34,722	20,950	7,620
Shareholder reports		13,690	8,260	3,816
Custodial fees		18,933	12,391	1,642
Trustee fees		20,865	12,293	1,717
Insurance		17,144	9,890	1,613
Line of credit fees		8,443	4,882	—
Interest expense		—	2,882	404
Miscellaneous		87,339	58,378	17,660
Total operating expenses	736,036	1,769,209	1,246,677	306,900
Less expenses waived by investment adviser	(91,618)	—	(200,513)	(66,435)
Net operating expenses	644,418	1,769,209	1,046,164	240,465
Net investment income (loss)	(266,601)	7,471,465	3,167,085	(86,472)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions	1,402,376	(4,518,343)	(2,381,920)	1,540,770
Net realized gain (loss) from foreign currency	(1,620)	—	—	96
Change in unrealized appreciation (depreciation) on investments	535,153	6,686,014	3,589,927	(628,707)
Change in unrealized appreciation on foreign currency	1,117	—	—	131
Net realized and change in unrealized gain on investments	1,937,026	2,167,671	1,208,007	912,290
Net increase in net assets resulting from operations	$1,670,425	$9,639,136	$4,375,092	$825,818

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Multi-Sector Bond Fund
	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Operations:
Net investment income (loss)	$(266,601)	$(286,467)	$7,471,465	$13,033,245
Net realized gain (loss) from security transactions	1,400,756	2,908,288	(4,518,343)	(1,896,425)
Change in unrealized appreciation on investments	536,270	9,409,513	6,686,014	4,093,753
Net increase in net assets resulting from operations	1,670,425	12,031,334	9,639,136	15,230,573
Distributions:
From earnings:
Institutional Class	—	(178,621)	(5,648,150)	(7,324,346)
Class A	—	(33,892)	(540,676)	(1,042,749)
Class L	—	—	(2,617,751)	(4,783,013)
Class C			(82,504)	(198,654)
	—	(212,513)	(8,889,081)	(13,348,762)
Capital Transactions — Institutional Class:
Proceeds from shares sold	2,434,945	16,274,746	43,671,166	73,956,417
Reinvestment of distributions	—	178,004	5,225,655	6,897,770
Amount paid for shares redeemed	(7,358,872)	(5,524,446)	(18,654,233)	(34,051,991)
Total Institutional Class	(4,923,927)	10,928,304	30,242,588	46,802,196
Capital Transactions — Class A:
Proceeds from shares sold	211,299	641,775	1,262,930	2,254,152
Reinvestment of distributions	—	32,768	459,271	856,909
Amount paid for shares redeemed	(839,437)	(5,842,976)	(4,396,844)	(6,838,763)
Total Class A	(628,138)	(5,168,433)	(2,674,643)	(3,727,702)
Capital Transactions — Class L:
Proceeds from shares sold	1,678,860	3,476,804	4,969,831	13,651,177
Reinvestment of distributions	—	—	2,325,844	4,314,684
Amount paid for shares redeemed	(2,221,550)	(4,957,630)	(13,894,194)	(30,411,976)
Total Class L	(542,690)	(1,480,826)	(6,598,519)	(12,446,115)
Capital Transactions — Class C:
Proceeds from shares sold			3,300	92,725
Reinvestment of distributions			43,984	98,191
Amount paid for shares redeemed			(1,957,339)	(1,717,363)
Total Class C			(1,910,055)	(1,526,447)
Net increase (decrease) in net assets resulting from capital share transactions	(6,094,755)	4,279,045	19,059,371	29,101,932
Total increase (decrease) in net assets	(4,424,330)	16,097,866	19,809,426	30,983,743

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Multi-Sector Bond Fund
	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Net Assets
Beginning of period	$96,919,328	$80,821,462	$333,516,544	$302,532,800
End of period	$92,494,998	$96,919,328	$353,325,970	$333,516,543

Share Transactions — Institutional Class:
Shares sold	125,775	823,638	4,808,849	8,145,721
Shares issued in reinvestment of distributions	—	9,036	574,532	764,016
Shares redeemed	(402,726)	(280,513)	(2,052,408)	(3,765,275)
Total Institutional Class	(276,951)	552,161	3,330,973	5,144,462
Share Transactions — Class A:
Shares sold	11,890	35,779	148,176	261,270
Shares issued in reinvestment of distributions	—	1,806	53,754	100,921
Shares redeemed	(49,613)	(319,017)	(514,783)	(803,596)
Total Class A	(37,723)	(281,432)	(312,853)	(441,405)
Share Transactions — Class L:
Shares sold	136,325	276,487	629,323	1,729,589
Shares issued in reinvestment of distributions	—	—	294,585	548,065
Shares redeemed	(181,733)	(395,800)	(1,761,738)	(3,858,625)
Total Class L	(45,408)	(119,313)	(837,830)	(1,580,971)
Share Transactions — Class C:
Shares sold			430	11,953
Shares issued in reinvestment of distributions			5,710	12,782
Shares redeemed			(254,089)	(222,538)
Total Class C			(247,949)	(197,803)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Operations:
Net investment income (loss)	$3,167,085	$6,524,935	$(86,472)	$(196,697)
Net realized gain (loss) from security transactions	(2,381,920)	(2,644,649)	1,540,866	3,451,155
Change in unrealized appreciation (depreciation) on investments	3,589,927	6,043,531	(628,576)	130,074
Net increase in net assets resulting from operations	4,375,092	9,923,817	825,818	3,384,532
Distributions:
From earnings:
Institutional Class	(1,790,173)	(3,019,519)	—	—
Class A	(150,239)	(248,781)	—	—
Class L	(1,824,200)	(3,433,917)	—	—
	(3,764,612)	(6,702,217)	—	—
Capital Transactions — Institutional Class:
Proceeds from shares sold	17,211,340	28,596,831	3,132,969	5,876,461
Reinvestment of distributions	1,726,880	2,909,964	—	—
Amount paid for shares redeemed	(17,282,998)	(56,472,553)	(4,670,317)	(8,053,739)
Total Institutional Class	1,655,222	(24,965,758)	(1,537,348)	(2,177,278)
Capital Transactions — Class A:
Proceeds from shares sold	234,223	1,024,224	71,418	59,127
Reinvestment of distributions	149,625	247,908	—	—
Amount paid for shares redeemed	(1,540,215)	(2,300,058)	(325,466)	(222,898)
Total Class A	(1,156,367)	(1,027,926)	(254,048)	(163,771)
Capital Transactions — Class L:
Proceeds from shares sold	7,015,030	19,772,571	838,737	719,787
Reinvestment of distributions	1,757,974	3,276,574	—	—
Amount paid for shares redeemed	(38,363,894)	(47,154,139)	(622,553)	(1,684,451)
Total Class L	(29,590,890)	(24,104,994)	216,184	(964,664)
Net decrease in net assets resulting from capital share transactions	(29,092,035)	(50,098,678)	(1,575,212)	(3,305,713)
Total increase (decrease) in net assets	(28,481,555)	(46,877,078)	(749,394)	78,819

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Net Assets
Beginning of period	$210,729,447	$257,606,525	$31,013,996	$30,935,177
End of period	$182,247,892	$210,729,447	$30,264,602	$31,013,996

Share Transactions — Institutional Class:
Shares sold	4,126,701	6,946,963	195,029	369,578
Shares issued in reinvestment of distributions	414,732	708,042	—	—
Shares redeemed	(4,149,446)	(13,683,933)	(296,311)	(513,340)
Total Institutional Class	391,987	(6,028,928)	(101,282)	(143,762)
Share Transactions — Class A:
Shares sold	60,602	264,523	4,381	3,838
Shares issued in reinvestment of distributions	38,597	64,671	—	—
Shares redeemed	(397,332)	(600,696)	(20,000)	(14,330)
Total Class A	(298,133)	(271,502)	(15,619)	(10,492)
Share Transactions — Class L:
Shares sold	2,010,688	5,709,915	56,028	49,084
Shares issued in reinvestment of distributions	504,864	949,031	—	—
Shares redeemed	(10,995,506)	(13,630,419)	(41,303)	(114,534)
Total Class L	(8,479,954)	(6,971,473)	14,725	(65,450)

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$20.59		$17.95	$16.48	$17.92	$19.69	$16.48
Income from investment operations
Net investment income (loss)(1)	(0.02)		0.01	0.04	— (2)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	0.66		2.70	1.43	(1.44)	0.82	5.23
Total income (loss) from investment operations	0.64		2.71	1.47	(1.44)	0.75	5.13

Distributions
From net investment income	—		(0.07)	—	—	—	—
From net realized gain on security transactions	—		—	—	—	(2.52)	(1.92)
Total distributions	—		(0.07)	—	—	(2.52)	(1.92)
Net asset value, end of year/period	$21.23		$20.59	$17.95	$16.48	$17.92	$19.69

Total return	3.11	%(3)	15.14%	8.92%	(8.04)%	2.45%	31.70%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$46,030		$50,352	$33,985	$29,704	$26,805	$25,611
Ratio of expenses to average net assets before waivers	1.29	%(4)	1.31%	1.49%	1.46%	1.37%	1.46%
Ratio of net expenses to average net assets	1.07	%(4)	1.00%	1.01%	1.00%	1.04%	1.33%
Ratio of net investment income (loss) to average net assets	(0.21	)%(4)	0.06%	0.21%	0.01%	(0.33)%	(0.58)%
Portfolio turnover rate	24	%(3)	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.96		$16.54	$15.18	$16.51	$18.31	$15.44
Income from investment operations
Net investment income (loss)(1)	(0.02)		0.02	0.03	— (2)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.61		2.47	1.33	(1.33)	0.79	4.88
Total income (loss) from investment operations	0.59		2.49	1.36	(1.33)	0.72	4.79

Distributions
From net investment income	—		(0.07)	—	—	—	—
From net realized gain on security transactions	—		—	—	—	(2.52)	(1.92)
Total distributions	—		(0.07)	—	—	(2.52)	(1.92)
Net asset value, end of year/period	$19.55		$18.96	$16.54	$15.18	$16.51	$18.31

Total return (excludes sales charge)	3.11	%(3)	15.10%	8.96%	(8.06)%	2.48%	31.63%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$8,246		$8,714	$12,253	$7,511	$9,544	$9,991
Ratio of expenses to average net assets before waivers	1.29	%(4)	1.31%	1.49%	1.46%	1.37%	1.46%
Ratio of net expenses to average net assets	1.07	%(4)	1.00%	1.01%	1.00%	1.04%	1.33%
Ratio of net investment income (loss) to average net assets	(0.20	)%(4)	0.14%	0.21%	0.03%	(0.33)%	(0.57)%
Portfolio turnover rate	24	%(3)	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.14		$11.53	$10.69	$11.74	$13.80	$12.13
Income from investment operations
Net investment loss(1)	(0.07)		(0.11)	(0.08)	(0.10)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	0.41		1.72	0.92	(0.95)	0.66	3.79
Total income (loss) from investment operations	0.34		1.61	0.84	(1.05)	0.46	3.59

Distributions
From net realized gain on security transactions	—		—	—	—	(2.52)	(1.92)
Total distributions	—		—	—	—	(2.52)	(1.92)
Net asset value, end of year/period	$13.48		$13.14	$11.53	$10.69	$11.74	$13.80

Total return	2.59	%(2)	13.96%	7.86%	(8.94)%	1.38%	30.35%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$38,219		$37,853	$34,583	$30,790	$37,380	$35,192
Ratio of expenses to average net assets before waivers	2.28	%(3)	2.31%	2.49%	2.46%	2.37%	2.46%
Ratio of net expenses to average net assets	2.07	%(3)	2.00%	2.01%	2.00%	2.04%	2.33%
Ratio of net investment loss to average net assets	(1.21	)%(3)	(0.91)%	(0.79)%	(0.97)%	(1.33)%	(1.57)%
Portfolio turnover rate	24	%(2)	52%	40%	78%	54%	94%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.10		$9.01	$8.97	$10.13	$10.36	$10.96
Income from investment operations
Net investment income(1)	0.21		0.42	0.42	0.42	0.40	0.46
Net realized and unrealized gain (loss) on investments	0.05		0.06	0.01	(1.18)	(0.25)	(0.62)
Total income (loss) from investment operations	0.26		0.48	0.43	(0.76)	0.15	(0.16)

Distributions
From net investment income	(0.24)		(0.39)	(0.39)	(0.40)	(0.38)	(0.44)
Total distributions	(0.24)		(0.39)	(0.39)	(0.40)	(0.38)	(0.44)
Net asset value, end of year/period	$9.12		$9.10	$9.01	$8.97	$10.13	$10.36

Total return	2.85	%(2)	5.51%	5.02%	(7.47)%	1.46%	(1.18)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$225,200		$194,221	$146,035	$119,412	$157,188	$150,520
Ratio of net expenses to average net assets	0.65	%(3),(4)	0.69%	0.70%	0.67%	0.61%	0.62%
Ratio of net investment income to average net assets	4.56	%(3)	4.61%	4.83%	4.59%	3.85%	4.69%
Portfolio turnover rate	23	%(2)	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.55		$8.49	$8.47	$9.60	$9.83	$10.42
Income from investment operations
Net investment income(1)	0.17		0.35	0.36	0.35	0.33	0.39
Net realized and unrealized gain (loss) on investments	0.05		0.06	0.01	(1.12)	(0.23)	(0.59)
Total income (loss) from investment operations	0.22		0.41	0.37	(0.77)	0.10	(0.20)

Distributions
From net investment income	(0.21)		(0.35)	(0.35)	(0.36)	(0.33)	(0.39)
Total distributions	(0.21)		(0.35)	(0.35)	(0.36)	(0.33)	(0.39)
Net asset value, end of year/period	$8.56		$8.55	$8.49	$8.47	$9.60	$9.83

Total return (excludes sales charge)	2.62	%(2)	4.95%	4.54%	(8.04)%	1.04%	(1.65)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$20,750		$23,386	$26,974	$37,765	$55,430	$74,402
Ratio of net expenses to average net assets	1.15	%(3),(4)	1.19%	1.20%	1.17%	1.11%	1.12%
Ratio of net investment income to average net assets	4.06	%(3),(4)	4.11%	4.32%	4.09%	3.35%	4.17%
Portfolio turnover rate	23	%(2)	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.91		$7.88	$7.89	$8.97	$9.22	$9.80
Income from investment operations
Net investment income(1)	0.14		0.28	0.29	0.29	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.05		0.07	0.01	(1.05)	(0.22)	(0.55)
Total income (loss) from investment operations	0.19		0.35	0.30	(0.76)	0.04	(0.23)

Distributions
From net investment income	(0.19)		(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Total distributions	(0.19)		(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Net asset value, end of year/period	$7.91		$7.91	$7.88	$7.89	$8.97	$9.22

Total return	2.43	%(2)	4.47%	4.01%	(8.47)%	0.43%	(2.12)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$105,364		$111,982	$124,083	$146,927	$194,587	$222,020
Ratio of net expenses to average net assets	1.64	%(3),(4)	1.69%	1.70%	1.67%	1.61%	1.62%
Ratio of net investment income to average net assets	3.56	%(3),(4)	3.61%	3.83%	3.59%	2.85%	3.68%
Portfolio turnover rate	23	%(2)	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$7.72		$7.70	$7.72	$8.78	$9.03	$9.61
Income from investment operations
Net investment income(1)	0.14		0.28	0.29	0.28	0.26	0.32
Net realized and unrealized gain (loss) on investments	0.04		0.06	— (5)	(1.02)	(0.22)	(0.55)
Total income (loss) from investment operations	0.18		0.34	0.29	(0.74)	0.04	(0.23)

Distributions
From net investment income	(0.19)		(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Total distributions	(0.19)		(0.32)	(0.31)	(0.32)	(0.29)	(0.35)
Net asset value, end of year/period	$7.71		$7.72	$7.70	$7.72	$8.78	$9.03

Total return (excludes sales charge)	2.34	%(2)	4.46%	3.98%	(8.41)%	0.45%	(2.14)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,013		$3,927	$5,441	$6,862	$12,400	$18,282
Ratio of net expenses to average net assets	1.64	%(3),(4)	1.69%	1.70%	1.67%	1.61%	1.62%
Ratio of net investment income to average net assets	3.56	%(3),(4)	3.61%	3.82%	3.59%	2.85%	3.68%
Portfolio turnover rate	23	%(2)	34%	43%	29%	26%	56%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.16		$4.09	$3.99	$4.18	$4.27	$4.25
Income from investment operations
Net investment income(1)	0.08		0.13	0.11	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.01		0.06	0.09	(0.19)	(0.09)	0.02 (2)
Total income (loss) from investment operations	0.09		0.19	0.20	(0.12)	(0.03)	0.10

Distributions
From net investment income	(0.08)		(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Total distributions	(0.08)		(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Net asset value, end of year/period	$4.17		$4.16	$4.09	$3.99	$4.18	$4.27

Total return	2.26	%(3)	4.67%	5.13%	(2.94)%	(0.73)%	2.43%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$92,719		$90,679	$113,859	$157,921	$179,974	$207,543
Ratio of expenses to average net assets before waivers or recoupments	1.01	%(4)	0.99%	0.96%	0.92%	0.87%	0.88%
Ratio of net expenses to average net assets	0.79	%(4)	0.82%	0.85%	0.85%	0.85%	0.89%
Ratio of net investment income to average net assets	3.68	%(4)	3.16%	2.72%	1.86%	1.46%	2.00%
Portfolio turnover rate	15	%(3)	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.87		$3.82	$3.73	$3.91	$4.00	$3.98
Income from investment operations
Net investment income(1)	0.07		0.12	0.10	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.02		0.05	0.09	(0.18)	(0.09)	0.02 (2)
Total income (loss) from investment operations	0.09		0.17	0.19	(0.11)	(0.03)	0.10

Distributions
From net investment income	(0.08)		(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Total distributions	(0.08)		(0.12)	(0.10)	(0.07)	(0.06)	(0.08)
Net asset value, end of year/period	$3.88		$3.87	$3.82	$3.73	$3.91	$4.00

Total return (excludes sales charge)	2.42	%(3)	4.47%	5.22%	(2.88)%	(0.78)%	2.59%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,666		$7,800	$8,727	$9,322	$11,820	$12,176
Ratio of expenses to average net assets before waivers or recoupments	1.01	%(4)	0.99%	0.96%	0.92%	0.87%	0.88%
Ratio of net expenses to average net assets	0.79	%(4)	0.82%	0.85%	0.85%	0.85%	0.89%
Ratio of net investment income to average net assets	3.67	%(4)	3.16%	2.71%	1.86%	1.46%	2.06%
Portfolio turnover rate	15	%(3)	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.48		$3.44	$3.37	$3.54	$3.63	$3.63
Income from investment operations
Net investment income(1)	0.05		0.09	0.07	0.04	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.02		0.05	0.08	(0.17)	(0.08)	—
Total income (loss) from investment operations	0.07		0.14	0.15	(0.13)	(0.05)	0.05

Distributions
From net investment income	(0.07)		(0.10)	(0.08)	(0.04)	(0.04)	(0.05)
Total distributions	(0.07)		(0.10)	(0.08)	(0.04)	(0.04)	(0.05)
Net asset value, end of year/period	$3.48		$3.48	$3.44	$3.37	$3.54	$3.63

Total return	2.00	%(2)	3.99%	4.49%	(3.54)%	(1.48)%	1.55%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$82,863		$112,250	$135,020	$178,718	$355,628	$356,117
Ratio of expenses to average net assets before waivers or recoupments	1.65	%(3)	1.64%	1.61%	1.57%	1.52%	1.60%
Ratio of net expenses to average net assets	1.44	%(3)	1.47%	1.50%	1.50%	1.50%	1.61%
Ratio of net investment income to average net assets	3.01	%(3)	2.51%	2.07%	1.15%	0.81%	1.29%
Portfolio turnover rate	15	%(2)	35%	24%	21%	41%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024		2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.74		$14.92	$14.35		$16.88	$17.43	$12.23
Income from investment operations
Net investment income (loss)(1)	(0.02)		(0.05)	—	(2)	0.05	(0.05)	— (2)
Net realized and unrealized gain (loss) on investments	0.61		1.87	0.61		(1.53)	0.37	5.21
Total income (loss) from investment operations	0.59		1.82	0.61		(1.48)	0.32	5.21

Distributions
From net investment income	—		—	(0.04)		—	—	(0.01)
From net realized gain on security transactions	—		—	—		(1.05)	(0.87)	—
Total distributions	—		—	(0.04)		(1.05)	(0.87)	(0.01)
Net asset value, end of year/period	$17.33		$16.74	$14.92		$14.35	$16.88	$17.43

Total return	3.52	%(3)	12.20%	4.21%		(8.36)%	1.34%	42.61%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$17,954		$19,039	$19,113		$31,437	$44,971	$45,375
Ratio of expenses to average net assets before waivers	1.81	%(4)	1.83%	1.77%		1.53%	1.38%	1.63%
Ratio of net expenses to average net assets	1.35	%(4)	1.30%	1.19%		1.17%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	(0.27	)%(4)	(0.30)%	—	%(5)	0.30%	(0.28)%	(0.03)%
Portfolio turnover rate	51	%(3)	104%	176%		110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.41		$14.66	$14.12	$16.67	$17.26	$12.13
Income from investment operations
Net investment income (loss)(1)	(0.04)		(0.09)	(0.04)	0.01	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	0.60		1.84	0.59	(1.51)	0.38	5.17
Total income (loss) from investment operations	0.56		1.75	0.55	(1.50)	0.28	5.13

Distributions
From net investment income	—		—	(0.01)	—	—	—
From net realized gain on security transactions	—		—	—	(1.05)	(0.87)	—
Total distributions	—		—	(0.01)	(1.05)	(0.87)	—
Net asset value, end of year/period	$16.97		$16.41	$14.66	$14.12	$16.67	$17.26

Total return (excludes sales charge)	3.41	%(2)	11.94%	3.92%	(8.59)%	1.12%	42.29%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,844		$2,040	$1,977	$827	$944	$703
Ratio of expenses to average net assets before waivers	2.06	%(3)	2.08%	2.13%	1.78%	1.63%	1.88%
Ratio of net expenses to average net assets	1.60	%(3)	1.55%	1.44%	1.42%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets	(0.48	)%(3)	(0.56)%	(0.29)%	0.05%	(0.53)%	(0.30)%
Portfolio turnover rate	51	%(2)	104%	176%	110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2025		For the Year Ended January 31,
	(Unaudited)		2025	2024	2023	2022	2021
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.30		$13.77	$13.35	$15.94	$16.67	$11.81
Income from investment operations
Net investment loss(1)	(0.09)		(0.19)	(0.14)	(0.10)	(0.22)	(0.13)
Net realized and unrealized gain (loss) on investments	0.55		1.72	0.56	(1.44)	0.36	4.99
Total income (loss) from investment operations	0.46		1.53	0.42	(1.54)	0.14	4.86

Distributions
From net realized gain on security transactions	—		—	—	(1.05)	(0.87)	—
Total distributions	—		—	—	(1.05)	(0.87)	—
Net asset value, end of year/period	$15.76		$15.30	$13.77	$13.35	$15.94	$16.67

Total return	3.01	%(2)	11.11%	3.15%	(9.25)%	0.31%	41.15%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$10,466		$9,935	$9,845	$3,601	$3,220	$2,292
Ratio of expenses to average net assets before waivers	2.81	%(3)	2.83%	2.88%	2.53%	2.38%	2.63%
Ratio of net expenses to average net assets	2.36	%(3)	2.30%	2.19%	2.17%	2.16%	2.15%
Ratio of net investment loss to average net assets	(1.23	)%(3)	(1.31)%	(1.04)%	(0.70)%	(1.28)%	(1.05)%
Portfolio turnover rate	51	%(2)	104%	176%	110%	49%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2025

(Information as of and for the six months ended July 31, 2025 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Multi-Sector Bond Fund, Short Term Bond Fund, and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust. Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

●

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2025, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$92,229,235	$—	$—	$92,229,235
Total	$92,229,235	$—	$—	$92,229,235

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$17,874,471	$—	$17,874,471
Collateralized Loan Obligations	—	14,768,562	—	14,768,562
Corporate Bonds and Notes	—	180,628,973	120,000	180,748,973
Investment Companies	6,348,520	—	—	6,348,520
U.S. Government & Agencies	—	109,371,648	—	109,371,648
Total	$6,348,520	$322,643,654	$120,000	$329,112,174

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,147,588	$—	$12,147,588
Collateralized Loan Obligations	—	7,113,820	—	7,113,820
Corporate Bonds and Notes	—	71,947,155	—	71,947,155
U.S. Government & Agencies	—	83,051,561	—	83,051,561
Total	$—	$174,260,124	$—	$174,260,124

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$30,374,764	$—	$—	$30,374,764
Total	$30,374,764	$—	$—	$30,374,764

See schedules of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Multi-Sector Bond Fund:

Asset Category	Balance as of January 31, 2025	Realized gain (loss)	Purchases	Sales	Change in unrealized appreciation (depreciation)	Balance as of July 31, 2025
Corporate Bonds and Notes	$148,560	$—	$—	$—	$(28,560)	$120,000

The net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at July 31, 2025 was as follows:

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds and Notes	$(28,560)
Total	$(28,560)

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The following provides quantitative information about the Multi-Sector Bond Fund significant Level 3 fair value measurements as of July 31, 2025:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value as of July 31, 2025	Valuation Techniques	Unobservable Input(s)	Amount or Range
Corporate Bonds and Notes	$120,000	Estimated Recovery Value	Recovery Proceeds	$5

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks — The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Small Company Risks — Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks — The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Sector Risk — If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2025, the Yorktown Growth Fund had 26.91% of the value of its net assets invested in stocks within the Industrials sector and 25.79% of the value of its net assets invested in stocks within the Technology sector.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	0.90%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.25%(a)	2.25%(a)		1.25%(a)
Short Term Bond Fund	0.79%	1.44%		0.79%
Small Cap Fund	1.60%	2.35%		1.35%

(a)

Effective May 31, 2025, the Yorktown Growth Fund’s ratio of total annual operating expenses is limited to 1.25% for Class A Shares, 2.25% for Class L Shares, and 1.25% for Institutional Class Shares until at least May 31, 2026. Previously, the Yorktown Growth Fund’s ratio of total annual operating expenses was limited to 0.99% for Class A Shares, 1.99% for Class L Shares, and 0.99% for Institutional Class Shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2025, the Adviser contractually waived fees and reimbursed expenses of $91,618 in the Growth Fund. During the six months ended July 31, 2025, the Adviser contractually waived

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

fees of $200,513 from the Short Term Bond Fund. During the six months ended July 31, 2025, the Adviser contractually waived fees and reimbursed expenses of $66,435 in the Small Cap Fund. As of July 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$283,176	January 31, 2026
	347,286	January 31, 2027
	275,819	January 31, 2028
	91,618	July 31, 2028

Short Term Bond Fund	313,940	January 31, 2026
	335,703	January 31, 2027
	404,618	January 31, 2028
	200,513	July 31, 2028

Small Cap Fund	140,942	January 31, 2026
	189,860	January 31, 2027
	160,425	January 31, 2028
	66,435	July 31, 2028

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

During the six months ended July 31, 2025, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$378
Multi-Sector Bond Fund	34
Short Term Bond Fund	21
Small Cap Fund	350

During the six months ended July 31, 2025, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$72

6. Investment Activity

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$20,566,427	$23,643,486	$—	$—
Multi-Sector Bond Fund	74,387,062	88,234,611	30,854,028	10,419,344
Short Term Bond Fund	30,783,490	73,013,886	16,559,239	11,776,297
Small Cap Fund	14,311,614	15,280,836	—	—

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 22, 2026. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of July 31, 2025, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$154,626	5.62%	6	$145	$679,013
Short Term Bond Fund	4,612,390	5.62%	4	2,882	9,243,854
Small Cap Fund	2,587,565	5.62%	1	404	2,587,565

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2025, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2025 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2025, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Tax cost of investments	$58,788,836	$338,257,939	$175,839,716	$20,887,350
Gross unrealized appreciation	34,036,568	3,648,865	650,252	9,857,497
Gross unrealized depreciation	(596,169)	(12,794,630)	(2,229,844)	(370,083)
Gross unrealized appreciation (depreciation) on foreign currency	1,117	—	—	131
Net unrealized appreciation/(depreciation) on investments	$33,441,516	$(9,145,765)	$(1,579,592)	$9,487,545

9.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Board Annual Approvals of Investment Advisory Agreements (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown, on behalf of each of the Yorktown Growth Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the IA Agreement (the “Independent Trustees”), at an in-person meeting held on March 26, 2025 (the “Meeting”). The Trust’s Board considered the factors generally described below prior to approving the IA Agreement.

Counsel to the Funds and to the Independent Trustees first reviewed with the Trustees their duties and responsibilities in approving and/or renewing advisory agreements under both the Investment Company Act of 1940, as amended (the “Investment Company Act”) and state law. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then advised the Board that it should discuss with specificity certain factors with respect to its considerations in renewing the IA Agreement, including: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from their relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; (5) whether fee levels reflect these economies of scale for the benefit of fund investors; (6) whether and how the board relied on comparisons of services to be rendered to and fees to be paid by the fund with the services provided by and the fees paid to other investment advisers for the services provided to and the fees paid by other clients of the fund’s investment adviser; and (7) any benefits derived or to be derived by the investment adviser from the relationship with the fund, such as soft dollar arrangements by which brokers provide research to the fund or its investment adviser in return for allocating brokerage. In this regard, Counsel noted that the Board should consider the factors with respect to each Fund separately.

In addition to the factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information in advance of the Meeting: the information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV; and the Adviser’s financial statements, each of which were reviewed by the Adviser during the discussions. In addition, the Board received a description of the compensation received by the Adviser from the Funds, both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. After fully discussing and reviewing the materials described above, the Trustees concluded that the materials were adequate and reasonable and moved on to the next consideration.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted that there were no material changes in personnel employed by the Adviser during the year.

The Board next reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. In this regard they noted that certain Funds had expense ratios lower than the average of its peer group and others had expense ratios higher than the average of its peer group. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreement. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the IA Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the Independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund and its shareholders. In approving the IA Agreement, the Board relied upon its own business judgment in determining the material factors to be considered and the weight to be given each such factor. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.yorktownfunds.com.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date:	10/3/2025
/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	10/3/2025
/s/ David D. Basten
David D. Basten
President

Date:	10/3/2025
/s/ M. Dennis Stratton
M. Dennis Stratton
Chief Financial Officer